Unaudited Condensed Consolidated Balance Sheets (Parentheticals)	Dec. 31, 2025 ¥ / shares shares	Dec. 31, 2025 $ / shares shares	Jun. 30, 2025 ¥ / shares shares
Class A Ordinary Shares
Redeemable ordinary shares, par value (in Dollars per share and Yuan Renminbi per share) | (per share)	¥ 0.09	$ 0.09	¥ 0.09
Redeemable ordinary shares, shares issued (in Shares)	22,175	22,175	22,175
Redeemable ordinary shares, shares outstanding (in Shares)	22,175	22,175	22,175
Ordinary shares, shares par value (in Dollars per share and Yuan Renminbi per share) | (per share)	¥ 0.09	$ 0.09	¥ 0.09
Ordinary shares, shares authorized (in Shares)	4,000,000,000	4,000,000,000	4,000,000,000
Ordinary shares, shares issued (in Shares)	313,219,991	313,219,991	9,273,208
Ordinary shares, shares outstanding (in Shares)	313,175,181	313,175,181	9,228,398
Class B Ordinary Shares
Ordinary shares, shares par value (in Dollars per share and Yuan Renminbi per share) | (per share)	¥ 0.09	$ 0.09	¥ 0.09
Ordinary shares, shares authorized (in Shares)	1,000,000,000	1,000,000,000	1,000,000,000
Ordinary shares, shares issued (in Shares)	6,666,668	6,666,668	6,666,668
Ordinary shares, shares outstanding (in Shares)	6,666,668	6,666,668	6,666,668